Financial instruments - Unrecognised Day One Gains or Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Beginning balance	$ 745	$ 1,607
Movements	(23)	(862)
Ending balance	$ 722	$ 745